Variable Interest Entities (VIEs) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 MMcf
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Percent interest in Freeport LNG GP, Inc.	50.00%
Freeport GP [Member]
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Percent interest in Freeport LNG GP, Inc.	50.00%
Freeport LNG [Member]
Schedule of Variable Interest Entities for Loans to Commercial Borrowers [Line Items]
Long-term agreement with Freeport LNG to use LNG regasification capacity, cubic feet per day	900,000,000
Loan balance outstanding	$ 612